UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Long Pond Capital, LP
Address: 410 Park Avenue
         9th Floor
         New York, New York  10022

13F File Number:  028-14852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Famiglietti
Title:     Chief Financial Officer
Phone:     212.351.1954

Signature, Place, and Date of Signing:

 /s/ Anthony Famiglietti     New York, New York/USA     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $564,874 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTISOURCE ASSET MANAGEMENT    COM              02153X108    28571   211634 SH       SOLE                   211634
ANNALY CAP MGMT INC            COM              035710409        3   335800 SH  PUT  SOLE                   335800
ASHFORD HOSPITALITY TR INC     COM SHS          044103109    32918  2663278 SH       SOLE                  2663278
AV HOMES INC                   COM              00234P102     5817   436420 SH       SOLE                   436420
AVALONBAY CMNTYS INC           COM              053484101    19824   156500 SH       SOLE                   156500
AVALONBAY CMNTYS INC           COM              053484101     4650   790000 SH  CALL SOLE                   790000
BOSTON PROPERTIES INC          COM              101121101     6114    60500 SH       SOLE                    60500
BRE PROPERTIES INC             CL A             05564E106    22218   456400 SH       SOLE                   456400
BRE PROPERTIES INC             CL A             05564E106      129   430400 SH  CALL SOLE                   430400
COLONIAL PPTYS TR              COM SH BEN INT   195872106    55689  2463017 SH       SOLE                  2463017
DIAMONDROCK HOSPITALITY CO     COM              252784301    50199  5391978 SH       SOLE                  5391978
EMERITUS CORP                  COM              291005106    31852  1146155 SH       SOLE                  1146155
EQUITY RESIDENTIAL             SH BEN INT       29476L107     1790   780000 SH  CALL SOLE                   780000
EQUITY RESIDENTIAL             SH BEN INT       29476L107    77084  1400000 SH       SOLE                  1400000
FOREST CITY ENTERPRISES INC    CL A             345550107    34797  1958169 SH       SOLE                  1958169
HERSHA HOSPITALITY TR          SH BEN INT A     427825104     9018  1544216 SH       SOLE                  1544216
HYATT HOTELS CORP              COM CL A         448579102    23961   554259 SH       SOLE                   554259
MORGANS HOTEL GROUP CO         COM              61748W108    11801  1993485 SH       SOLE                  1993485
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107     6811   690793 SH       SOLE                   690793
POST PPTYS INC                 COM              737464107    39167   831574 SH       SOLE                   831574
RLJ LODGING TR                 COM              74965L101    16152   709651 SH       SOLE                   709651
SEARS HOMETOWN & OUTLET STOR   COM              812362101     8119   201215 SH       SOLE                   201215
SPIRIT RLTY CAP INC            COM              84860F109    30542  1607459 SH       SOLE                  1607459
STRATEGIC HOTELS & RESORTS I   COM              86272T106    17838  2136267 SH       SOLE                  2136267
TAUBMAN CTRS INC               COM              876664103    29810   383849 SH       SOLE                   383849